Other Income (Expenses), Net (Details) - Schedule of Other Income (Expenses), Net - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income (Expenses), Net [Abstract]
Government subsidies	[1]	$ 228,673	$ 479,152
Other miscellaneous non-business income (loss)		16,200	20,830
Total other income (expenses), net		$ 244,873	$ 499,982

[1]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For six months ended March 31, 2024 and 2023, the Company recorded government subsidies of $228,673 and $479,152 respectively.